Accumulated other comprehensive income/(loss)	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income/(loss)	Accumulated other comprehensive income/(loss)
Changes in accumulated other comprehensive income/(loss) for the periods presented in this report were as follows:

(In $ millions)	Actuarial gain/(loss) relating to pension	Share in unrealized losses from associated companies	Change in debt component on Archer facility	Total
January 1, 2019	1	(5)	(3)	(7)
Other comprehensive (loss)/income	(1)	(8)	3	(6)
December 31, 2019	—	(13)	—	(13)
Other comprehensive (loss)/income	(2)	(15)	4	(13)
December 31, 2020	(2)	(28)	4	(26)